Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Profit or Loss Before Income Taxes

Profit (loss) before income taxes consists of:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Non-PRC	(74,140)	(165,039)	(485,539)	(78,255)
PRC	167,955	128,360	173,735	28,000

	93,815	(36,679)	(311,804)	(50,255)

Income Tax Expense

Income tax expense comprises of:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Current	(45,481)	(29,905)	(45,401)	(7,317)
Deferred	9,322	19,581	28,728	4,630

	(36,159)	(10,324)	(16,673)	(2,687)

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2012, 2013 and 2014 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Profit (loss) before income taxes	93,815	(36,679)	(311,804)	(50,255)

Income tax (expense) benefit computed at applicable tax rates (25%)	(23,454)	9,170	77,951	12,563
Non-deductible expenses	(1,969)	(3,385)	(6,095)	(980)
Research and development expenses	4,313	6,850	6,879	1,109
Effect of tax holidays	—	10,487	6,305	1,016
Preferential rate	7,245	2,655	20,049	3,231
Current and deferred tax rate differences	1,804	11,938	(8,553)	(1,379)
International rate differences	(15,716)	(36,080)	(108,066)	(17,417)
Tax exempted income	2,635	(905)	2,118	341
Unrecognized tax benefits	(641)	(6,719)	3,872	624
Deferred tax expense	(3,695)	(7,882)	(3,109)	(501)
Change in valuation allowance	(5,263)	1,172	(7,704)	(1,242)
Prior year provision to return true up	(1,418)	2,375	(320)	(52)

Income tax expense	(36,159)	(10,324)	(16,673)	(2,687)

Tax Holiday Benefit Per Basic and Diluted Earnings Per Share

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Basic	—	0.029	0.016	0.003

Diluted	—	0.029	0.016	0.003

Significant Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2013	2014
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	147	1,523	245
Accrued salary and welfare	6,784	30,226	4,872
Accrued expenses	4,415	2,302	371
Contingent consideration payables	2,984	—	—
Property and equipment	—	1,424	229
Deferred government grant-current	153	74	12
Valuation allowance	(387)	(547)	(88)

Net current deferred tax assets	14,096	35,002	5,641

Non-current
Tax losses	7,606	18,787	3,027
Property and equipment	9,947	15,428	2,487
Intangible assets	—	936	151
Capital lease	3,720	8,717	1,405
Deferred government grant-non-current	4,202	6,234	1,005
Depreciation and amortization generated from acquisitions	740	8,361	1,348
Valuation allowance	(8,346)	(15,890)	(2,561)

Net non-current deferred tax assets	17,869	42,573	6,862

Total deferred tax assets	31,965	77,575	12,503

Deferred tax liabilities
Current
Accrued interest income	3,115	2,696	435

Non-current
Intangible assets	45,770	235,346	37,933
Property and equipment	28,245	69,896	11,265
Capitalized interest expense	4,578	5,098	820

Net non-current deferred tax liabilities	78,593	310,340	50,018

Total deferred tax liabilities	81,708	313,036	50,453

Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2013	2014
	RMB	RMB	US$
Balance at beginning of year	10,302	14,232	2,294
Reversal based on tax positions related to prior years	(500)	(5,948)	(959)
Additions based on tax positions related to the current year	4,430	8,398	1,354

Balance at end of year	14,232	16,682	2,689